Insurance contracts and private pension (Details 4) - Private Pension [member] - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Estimate Of Present Value Of Future Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	R$ 210,255	R$ 188,469
Realization of Insurance Contractual Margin
Actuarial Remeasurements	(1,330)	3,701
Operating Income from Insurance Contracts and Private Pension	(1,330)	3,701
New Recognized Insurance Contracts	(2,520)	(2,127)
Financial Income from Insurance Contracts and Private Pension	29,406	20,385
Recognized in Income for the period	28,309	21,630
Recognized in Other Comprehensive Income	1,097	(1,245)
Premiums Received, Claims and Other Expenses Paid	9,753	(173)
Closing Balance	245,564	210,255
Contractual service margin [member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	17,696	20,891
Realization of Insurance Contractual Margin	(1,829)	(1,870)
Actuarial Remeasurements	1,534	(3,466)
Operating Income from Insurance Contracts and Private Pension	(295)	(5,336)
New Recognized Insurance Contracts	2,514	2,120
Financial Income from Insurance Contracts and Private Pension	21	21
Recognized in Income for the period	21	21
Recognized in Other Comprehensive Income
Premiums Received, Claims and Other Expenses Paid
Closing Balance	19,936	17,696
Risk Adjustments For Nonfinancial Risk [Member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	271	300
Realization of Insurance Contractual Margin
Actuarial Remeasurements	16	(25)
Operating Income from Insurance Contracts and Private Pension	16	(25)
New Recognized Insurance Contracts	6	7
Financial Income from Insurance Contracts and Private Pension	28	(11)
Recognized in Income for the period	10	9
Recognized in Other Comprehensive Income	18	(20)
Premiums Received, Claims and Other Expenses Paid
Closing Balance	321	271
Total One [Member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	228,222	209,660
Realization of Insurance Contractual Margin	(1,829)	(1,870)
Actuarial Remeasurements	220	210
Operating Income from Insurance Contracts and Private Pension	(1,609)	(1,660)
New Recognized Insurance Contracts
Financial Income from Insurance Contracts and Private Pension	29,455	20,395
Recognized in Income for the period	28,340	21,660
Recognized in Other Comprehensive Income	1,115	(1,265)
Premiums Received, Claims and Other Expenses Paid	9,753	(173)
Closing Balance	R$ 265,821	R$ 228,222